Prepayments, Deposits and Other Assets, Net (Details) - Schedule of Allowance for Doubtful Accounts - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Allowance for Doubtful Accounts [Abstract]
Balance as of June 30, 2022
Adoption of ASU 2016-13	13,292
Recovery of doubtful accounts	(5,976)
Balance as of June 30, 2023	$ 7,316